Income Tax Expenses	12 Months Ended
Dec. 31, 2010
Income Tax Expenses [Abstract]
INCOME TAX EXPENSES
17.	INCOME TAX EXPENSES

Cayman Islands, British Virgin Island, and Hong Kong

Under the current laws of Cayman Islands, British Virgin Island and Hong Kong, the Group is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Group to its shareholders, no Cayman Islands, British Virgin and Hong Kong withholding tax will be imposed.

In accordance with the new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises, subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC tax residence enterprise for tax purpose, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income.

Based on the assessment of facts and circumstances available at December 31, 2009 and 2010, management believes that the Company, Eddia International and Giant HK are more likely than not non-PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Group will continue to monitor its tax status.

China

The Group’s subsidiaries and VIE subsidiaries that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Income Tax Laws, respectively. Pursuant to the PRC Income Tax Laws, the Group’s PRC subsidiaries and VIE subsidiaries are subject to a CIT statutory rate of 25%.

Zhengtu Information was granted a 5-year tax holiday in 2006 which entitles it to enjoy a two-year CIT exemption followed by three-year 50% CIT reduction starting from the year 2006 to 2010. Under the PRC Income Tax Laws, it should be entitled to transitional rules whereby the CIT rate could gradually increase from 15% (which was the Zhengtu Information’s applicable tax rate in 2007) to 25% from the year 2008 to 2012 (i.e. 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and onwards, respectively) and the 5-year tax holiday could be retained until exhausted.

Zhengtu Information had also been approved as a “High and New Technology Enterprise” (the “NHTE”) and obtained the NHTE certificate (valid from 2008 to 2010) on November 25, 2008 issued by Shanghai Science and Technology Commission. In accordance with the PRC Income Tax Laws, an enterprise awarded with the NHTE status may enjoy a preferential CIT rate of 15% and the status is renewable.

However, Zhengtu Information is not allowed to enjoy the preferential CIT rate of 15% and reduced tax rate under the transitional rules as described above at the same time. Zhengtu Information has adopted the transitional rules tax treatment for its remaining 3-year tax holiday (i.e. 9% , 10% and 11% for 2008, 2009 and 2010, respectively).

Giant Network, a VIE to which Zhengtu Information is deemed the primary beneficiary, has been recognized as a NHTE effective from 2008, and therefore enjoys a preferential tax rate of 15% from 2008 to 2010. Giant Network is more likely than not to qualify for a renewal of its NHTE status in 2011.

Zhengduo Information, Zhuhai Zhengtu, Wuxi Network, Jujia Network, Juhuo Network, Juhe Network, Snow Wolf Software, Juyan Network, Juxi Network , Juxian Network, Haoji Network, Juquan Network, Jufan Network, Zhengju Information, Tiema Network, Juxin Network, Julun Network and Juren Zhengtu Information are not entitled to enjoy any preferential tax rate for year 2010 and their applicable CIT rate is 25%.

The PRC Income Tax Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax and rules. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. The foreign invested enterprise will be subject to the withholding tax starting from January 1, 2008. There were no distribution of dividends from the Group’s PRC subsidiaries in 2008, 2009 and 2010.

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	For the year ended December 31,
	2008	2009	2010
	(RMB)	(RMB)	(RMB)	(US$)
PRC	1,059,433,640	936,154,635	881,077,042	133,496,522
Non-PRC	93,522,322	7,924,628	16,518,504	2,502,804

Total	1,152,955,962	944,079,263	897,595,546	135,999,326

(a)	Current Tax
Income tax expenses consist of:

	For the year ended December 31
	2008	2009	2010
	(RMB)	(RMB)	(RMB)	(US$)
Current income taxes	96,381,254	83,328,105	121,303,259	18,379,282
Deferred income tax (benefits)/expenses	(57,013,446)	1,731,905	(31,980,857)	(4,845,585)

Taxation for the year	39,367,808	85,060,010	89,322,402	13,533,697

A reconciliation of the differences between the statutory tax rate and the effective tax rate for CIT is as follows:

	For the year ended December 31
	2008	2009	2010
	(RMB)	(RMB)	(RMB)	(US$)
Expected taxation at PRC CIT statutory rate of 25%	288,238,991	236,019,816	224,398,887	33,999,831
Favorable tax rate	(68,388,694)	(49,059,531)	(25,488,282)	(3,861,860)
Tax holiday	(90,293,820)	(71,351,432)	(105,110,278)	(15,925,800)
Non-deductible expenses (non-taxable income), net	4,666,318	(4,718,414)	7,679,477	1,163,557
Additional 50% tax deduction for qualified research and development expenses	(14,351,366)	(10,380,859)	(15,257,615)	(2,311,760)
Tax exempted VAT refund	—	(12,779,323)	—	—
Change in valuation allowance	(26,065,094)	—	—	—
Unrecognized tax benefits	(30,911,888)	—	—	—
Deferred tax benefits on future tax rate difference	(23,526,639)	(2,670,247)	(3,659,750)	(554,508)
Provision-to-return adjustment	—	—	6,759,963	1,024,237

Taxation for the year	39,367,808	85,060,010	89,322,402	13,533,697

The benefit of tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31
	2008	2009	2010
`	(RMB)	(RMB)	(RMB)	(US$)
Basic	0.38	0.32	0.46	0.07
Diluted	0.36	0.30	0.45	0.07

(b)	Deferred Tax
The tax effects of temporary differences that give rise to deferred tax at December 31, 2009 and 2010 are as follows:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US$)
Current deferred tax assets
Deferred revenue and advance from distributors	61,303,813	77,208,660	11,698,282
Accrued expenses	9,029,988	12,142,057	1,839,706
Allowance for doubtful debt	1,020,217	1,127,960	170,903
Share-based compensation expense	4,074,986	8,117,107	1,229,865
Tax loss	464,061	7,149,387	1,083,240
Less: valuation allowance	—	—	—

Net deferred tax assets	75,893,065	105,745,171	16,021,996

Non-current deferred tax assets
Intangible assets amortization	8,021,489	11,069,031	1,677,126
Share-based compensation expense	2,819,268	2,076,457	314,615
Less: valuation allowance	—	—	—

Net deferred tax assets	10,840,757	13,145,488	1,991,741

	December 31,
	2009	2010
	(RMB)	(RMB)	(US$)
Current deferred tax liabilities
Intangible assets amortization	214,339	624,770	94,662

Non current deferred tax liabilities
Intangible assets amortization	420,947	186,496	28,257

As of December 31, 2009 and 2010, the Group did not record a valuation allowance as management has assessed that it is more likely than not that all of the Group’s deferred tax assets will be realized.

As of December 31, 2010, the Company had net operating tax losses in the total amount of RMB 28,597,548 in the PRC, which can be carried forward to future years and utilized by respective Chinese subsidiaries of the Company according to the prevailing PRC CIT rules and regulations. The balance of net operating tax losses of the Company as of December 31, 2010 will expire between the years 2015 and 2016.

The Company intends to permanently reinvest all undistributed earnings of its foreign subsidiaries, as of December 31, 2010, to finance its future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.
(c)	Unrecognized Tax Benefits
The following table summarizes the activity related to the Group’s unrecognized tax benefits from January 1, 2009 to December 31, 2010:

RMB
Balance as of January 1, 2009	4,812,724
Increases related to current year tax positions	5,142,414

Balance as of December 31, 2009 and January 1, 2010	9,955,138
Increases related to current year tax positions	4,803,660

Balance as of December 31, 2010	14,758,798

Balance as of December 31, 2010 (US$)	2,236,182

As of December 31, 2009 and 2010, the Group recorded an unrecognized tax benefit of RMB9,955,138 and RMB14,758,798 (US$2,236,182), respectively, related to excess share-based compensation expense deductions. The unrecognized tax benefit resulting from the difference between the share-based compensation expense deduction and the cumulative amount of compensation cost would be recorded to additional paid-in capital, when recognized. It is possible that the amount of unrecognized tax benefits will change in the next twelve months, pending clarification of current tax law or audit by the tax authorities. However, an estimate of the range of the possible change cannot be made at this time.
For the years ended December 31, 2008, 2009 and 2010, no interest or penalties related to uncertain tax positions were recognized.
The Group’s subsidiaries and VIE subsidiary registered in the PRC are subject to PRC CIT on the taxable income as reported in their PRC statutory accounts adjusted in accordance with relevant PRC Income Tax Laws. The Group’s tax years 2004 through 2010 remain subject to examination by tax authorities.